Senior Unsecured Bonds (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of Senior Unsecured Bond
The following table shows the breakdown of all secured term loan facilities, revolving credit facilities and total deferred financing costs split between current and non-current liabilities at December 31, 2024 and June 30, 2025:

	December 31, 2024	June 30, 2025
	(in thousands)
Current Liabilities
Current portion of secured term loan facilities and revolving credit facilities	$252,333	$150,187
Less: current portion of deferred financing costs	(2,246)	(2,598)
Current portion of secured term loan facilities and revolving credit facilities, net of deferred financing costs	$250,087	$147,589
Non-Current Liabilities
Secured term loan facilities and revolving credit facilities net of current portion, excluding amount due to related parties	$508,226	$745,624
Less: non-current portion of deferred financing costs	(3,231)	(4,569)
Non-current secured term loan facilities and revolving credit facilities, net of current portion and non-current deferred financing costs	$504,995	$741,055
The following table shows the breakdown of our Senior Unsecured Bonds and total deferred financing costs as of June 30, 2025 and December 31, 2024:

	December 31, 2024	June 30, 2025
	(in thousands)
October 2024 Bond issuance	$100,000	$100,000
March 2025 Bond Tap issuance	—	40,000
Less deferred financing costs	(1,554)	(2,122)
Total bonds, net of deferred financing costs	$98,446	$137,878